STOCK-BASED COMPENSATION - Schedule of Stock Options Under the 2014 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Exercised (in shares)	0	0
2014 Plan
Number of Options
Beginning balance (in shares)	255,189	256,689	256,689
Granted (in shares)	0		0
Exercised (in shares)	0		(1,500)
Forfeited (in shares)	0		0
Expired ( in shares)	0		0
Ending balance (in shares)	255,189		255,189	256,689
Weighted- Average Exercise Price
Beginning balance (in dollars per share)	$ 6.97	$ 6.96	$ 6.96
Granted (in dollars per share)	0		0
Exercised (in dollars per share)	0		4.75
Forfeited (in dollars per share)	0		0
Expired (in dollars per share)	0		0
Ending balance (in dollars per share)	$ 6.97		$ 6.97	$ 6.96
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Options outstanding, weighted-average remaining contractual term	3 years 1 month 6 days		3 years 4 months 24 days	4 years 4 months 24 days
Options outstanding, aggregate intrinsic value	$ 473		$ 350	$ 415